Risk management - Schedule of maturity analysis of assets and guarantees received and committed (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	€ 1,734,659	€ 1,595,835	€ 1,508,250
Liquidity risk | On-balance-sheet assets | With mortgage guarantee
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	308,900
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | Unmatured
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	44,600
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 1 month
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	32,300
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 1 to 3 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	10,600
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 3 to 12 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	49,700
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 1 to 2 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	39,200
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 2 to 3 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	50,100
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 3 to 5 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	51,600
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | 5 to 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	20,100
Liquidity risk | On-balance-sheet assets | With mortgage guarantee | More than 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Assets	10,700
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	104,300
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | Unmatured
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	29,200
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 1 month
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	37,500
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 1 to 3 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	13,300
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 3 to 12 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	21,400
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 1 to 2 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	600
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 2 to 3 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	1,300
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 3 to 5 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	1,000
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | 5 to 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	0
Liquidity risk | Off-balance-sheet assets | With mortgage guarantee | More than 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	€ 0